UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   February 7, 2003

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     33 items

Form 13F Information Table Value Total:  $245,411 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

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
        Column 1        Column 2  Column 3   Column 4           Column 5         Column 6    Column 7           Column 8

                        Title                Value          Shrs Or    Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer      of        Cusip      (X$1000)       Prn Amt    Prn  Call Discretion  Managers Sole       Shared   None
                        Class
AMERICAN EXPRESS CO.    COM       025816109       1,161        32,850               SOLE                 32,850
BERKSHIRE HATHAWAY-B    COM       084670207       8,989         3,710               SOLE                  3,593              117
CLAYTON HOMES           COM       184190106      33,152     2,721,840               SOLE              2,632,890           88,950
CLEAR CHANNEL
  COMMUNICATIONS, INC.  COM       184502102         268         7,200               SOLE                  7,200
DOLLAR GENERAL
  CORP.                 COM       256669102      25,296     2,116,830               SOLE              2,074,400           42,430
DOVER CORP.             COM       260003108      23,489       805,515               SOLE                783,275           22,240
ELI LILLY & CO.         COM       532457108        356          5,600               SOLE                  5,600
EMMIS
  COMMUNICATIONS CL A   COM       291525103      26,495     1,271,967               SOLE              1,238,092           33,875
FRANKLIN ELECTRIC       COM       353514102         374         7,800               SOLE                  7,800
GAP STORES              COM       364760108      17,364     1,118,795               SOLE              1,089,295           29,500
GENERAL ELECTRIC        COM       369604103         436        17,900               SOLE                 17,900
HON INDUSTRIES          COM       438092108      21,457       758,748               SOLE                739,463           19,285
INTEL CORP.             COM       458140100         385        24,700               SOLE                 24,700
JOHNSON & JOHNSON       COM       478160104         443         8,250               SOLE                  7,650              600
KEYCORP                 COM       493267108         225         8,946               SOLE                  8,946
LAMAR ADVERTISING CO    COM       512815101      27,595       820,070               SOLE                800,200           19,870
LEGGETT AND PLATT       COM       524660107      18,299       815,485               SOLE                794,650           20,835
MCDONALD'S CORP.        COM       580135101      11,195       696,225               SOLE                679,160           17,065
MERCK & CO.             COM       589331107         453         8,000               SOLE                  8,000
MERCURY GENERAL         COM       589400100       6,783       180,484               SOLE                177,104            3,380
MICROSOFT CORP.         COM       594918104        693         13,400               SOLE                 13,400
MUELLER
  INDUSTRIES, INC.      COM       624756102         308        11,306               SOLE                 11,306
NISOURCE INC            COM       65473P105         210        10,500               SOLE                 10,500
PEPSICO, INC.           COM       713448108         414         9,800               SOLE                  9,800
SKYLINE
  CORPORATION           COM       830830105         322        10,900               SOLE                 10,900
THOR INDUSTRIES         COM       885160101         208         6,055               SOLE                  6,055
TORCHMARK               COM       891027104         219         6,000               SOLE                  6,000
WABASH NATIONAL
  CORP.                 COM       929566107       1,390       165,897               SOLE                165,897
WALT DISNEY
  HOLDING COMPANY       COM       254687106      16,559     1,015,275               SOLE                986,850           28,425
WELLS FARGO & CO        COM       949746101         591        12,600               SOLE                 12,600
WYETH                   COM       983024100         281         7,500               SOLE                  7,500